American Century Investments®
Quarterly Portfolio Holdings
Large Cap Equity Fund
January 31, 2025

Large Cap Equity - Schedule of Investments
JANUARY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 0.3%
Lockheed Martin Corp.	25,978	12,026,515
Air Freight and Logistics — 0.4%
FedEx Corp.	58,686	15,544,161
Automobiles — 2.1%
Tesla, Inc.(1)	220,425	89,183,955
Banks — 3.7%
Bank of America Corp.	918,857	42,543,079
JPMorgan Chase & Co.	285,406	76,289,024
Regions Financial Corp.	1,540,877	37,967,209
		156,799,312
Beverages — 1.0%
PepsiCo, Inc.	269,164	40,560,323
Biotechnology — 1.7%
AbbVie, Inc.	201,586	37,071,665
Amgen, Inc.	43,456	12,403,212
Vertex Pharmaceuticals, Inc.(1)	43,940	20,286,219
		69,761,096
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	726,220	172,607,970
Building Products — 1.0%
Johnson Controls International PLC	546,780	42,648,840
Capital Markets — 5.0%
Ameriprise Financial, Inc.	53,725	29,192,016
Blackrock, Inc.	31,491	33,868,570
Intercontinental Exchange, Inc.	115,911	18,526,055
KKR & Co., Inc.	173,974	29,065,836
Morgan Stanley	382,876	53,001,525
S&P Global, Inc.	88,902	46,354,392
		210,008,394
Chemicals — 1.7%
Ecolab, Inc.	112,137	28,055,556
Linde PLC	94,473	42,146,295
		70,201,851
Communications Equipment — 1.4%
Arista Networks, Inc.(1)	220,101	25,362,238
Motorola Solutions, Inc.	68,129	31,969,533
		57,331,771
Consumer Finance — 0.8%
American Express Co.	102,961	32,684,969
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	31,915	31,272,870
Sysco Corp.	413,435	30,147,680
		61,420,550
Containers and Packaging — 0.4%
Ball Corp.	298,647	16,634,638
Distributors — 0.4%
LKQ Corp.	428,509	16,021,952
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	639,391	25,185,611

Electric Utilities — 1.4%
NextEra Energy, Inc.	838,745	60,020,592
Electrical Equipment — 1.2%
Eaton Corp. PLC	116,047	37,882,383
GE Vernova, Inc.	33,182	12,372,904
		50,255,287
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	100,007	19,915,394
Energy Equipment and Services — 1.0%
Schlumberger NV	1,020,085	41,089,024
Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One, Class C(1)	72,155	6,905,234
Netflix, Inc.(1)	4,330	4,229,371
Walt Disney Co.	117,771	13,315,189
		24,449,794
Financial Services — 2.8%
Block, Inc.(1)	180,828	16,422,799
Mastercard, Inc., Class A	133,264	74,018,824
Visa, Inc., Class A	76,588	26,177,778
		116,619,401
Food Products — 0.6%
Mondelez International, Inc., Class A	408,011	23,660,558
Ground Transportation — 1.5%
Saia, Inc.(1)	14,035	6,738,344
Uber Technologies, Inc.(1)	360,294	24,085,654
Union Pacific Corp.	137,290	34,019,089
		64,843,087
Health Care Equipment and Supplies — 1.2%
IDEXX Laboratories, Inc.(1)	44,523	18,790,932
Intuitive Surgical, Inc.(1)	55,608	31,801,103
		50,592,035
Health Care Providers and Services — 2.5%
Cigna Group	105,783	31,122,417
UnitedHealth Group, Inc.	137,270	74,467,602
		105,590,019
Hotels, Restaurants and Leisure — 1.6%
Airbnb, Inc., Class A(1)	59,098	7,751,885
Chipotle Mexican Grill, Inc.(1)	465,210	27,145,003
Hilton Worldwide Holdings, Inc.	118,325	30,299,483
		65,196,371
Household Products — 1.5%
Colgate-Palmolive Co.	169,618	14,705,881
Procter & Gamble Co.	279,061	46,321,335
		61,027,216
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	129,692	29,014,694
Industrial REITs — 1.1%
Prologis, Inc.	369,282	44,036,879
Insurance — 2.3%
Marsh & McLennan Cos., Inc.	101,822	22,083,155
MetLife, Inc.	293,052	25,351,929
Progressive Corp.	120,319	29,651,415
Prudential Financial, Inc.	164,303	19,841,230
		96,927,729
Interactive Media and Services — 7.4%
Alphabet, Inc., Class A	923,641	188,441,237

Meta Platforms, Inc., Class A	173,886	119,838,753
		308,279,990
IT Services — 2.0%
Accenture PLC, Class A	89,993	34,642,805
International Business Machines Corp.	148,732	38,030,773
MongoDB, Inc.(1)	41,185	11,256,684
		83,930,262
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	274,974	10,245,531
Life Sciences Tools and Services — 2.2%
Agilent Technologies, Inc.	118,382	17,937,240
Danaher Corp.	185,259	41,264,590
Thermo Fisher Scientific, Inc.	56,673	33,876,286
		93,078,116
Machinery — 2.6%
Cummins, Inc.	100,116	35,666,325
Deere & Co.	44,412	21,164,983
Parker-Hannifin Corp.	41,694	29,479,742
Xylem, Inc.	193,698	24,026,300
		110,337,350
Oil, Gas and Consumable Fuels — 1.5%
Cheniere Energy, Inc.	108,011	24,156,660
ConocoPhillips	192,049	18,980,203
EOG Resources, Inc.	145,312	18,278,796
		61,415,659
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	169,167	9,972,395
Eli Lilly & Co.	64,828	52,580,694
Merck & Co., Inc.	208,234	20,577,684
Novo Nordisk AS, Class B	230,433	19,454,214
Zoetis, Inc.	179,399	30,659,289
		133,244,276
Semiconductors and Semiconductor Equipment — 10.5%
Analog Devices, Inc.	182,342	38,636,446
Applied Materials, Inc.	70,605	12,733,612
ARM Holdings PLC, ADR(1)	59,945	9,564,225
ASML Holding NV	27,189	20,113,419
Broadcom, Inc.	488,464	108,082,429
NVIDIA Corp.	2,088,498	250,765,955
		439,896,086
Software — 11.0%
Cadence Design Systems, Inc.(1)	151,591	45,116,513
Crowdstrike Holdings, Inc., Class A(1)	50,035	19,917,433
Dynatrace, Inc.(1)	238,388	13,766,907
Microsoft Corp.	757,465	314,393,423
Salesforce, Inc.	74,537	25,469,293
ServiceNow, Inc.(1)	13,561	13,810,251
Workday, Inc., Class A(1)	107,640	28,208,138
		460,681,958
Specialized REITs — 1.0%
Equinix, Inc.	47,357	43,268,197
Specialty Retail — 3.5%
CarMax, Inc.(1)	151,798	12,999,981
Home Depot, Inc.	162,565	66,973,528
TJX Cos., Inc.	352,834	44,030,155

Tractor Supply Co.	411,777	22,384,198
		146,387,862
Technology Hardware, Storage and Peripherals — 6.1%
Apple, Inc.	1,079,152	254,679,872
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	73,739	13,078,349
Trading Companies and Distributors — 0.7%
Ferguson Enterprises, Inc.	83,704	15,160,469
United Rentals, Inc.	19,305	14,634,348
		29,794,817
TOTAL COMMON STOCKS (Cost $2,213,531,004)		4,130,178,313
EXCHANGE-TRADED FUNDS — 0.8%
iShares Core S&P 500 ETF (Cost $31,513,459)	52,849	31,955,676
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,852	36,852
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 3/31/26, valued at $1,616,415), in a joint trading account at 4.29%, dated 1/31/25, due 2/3/25 (Delivery value $1,584,473)		1,583,907
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $11,456,774), at 4.33%, dated 1/31/25, due 2/3/25 (Delivery value $11,236,053)		11,232,000
		12,815,907
TOTAL SHORT-TERM INVESTMENTS (Cost $12,852,759)		12,852,759
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,257,897,222)		4,174,986,748
OTHER ASSETS AND LIABILITIES — 0.1%		3,783,889
TOTAL NET ASSETS — 100.0%		$4,178,770,637

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	30,295,365	USD	4,244,178	UBS AG	3/28/25	$(19,770)
DKK	4,032,825	USD	563,040	UBS AG	3/28/25	(700)
DKK	3,049,209	USD	422,940	UBS AG	3/28/25	2,244
DKK	5,350,870	USD	740,696	UBS AG	3/28/25	5,433
DKK	3,777,472	USD	528,221	UBS AG	3/28/25	(1,488)
DKK	4,759,594	USD	667,686	UBS AG	3/28/25	(4,005)
DKK	2,879,260	USD	402,947	UBS AG	3/28/25	(1,461)
USD	19,744,363	DKK	139,440,613	UBS AG	3/28/25	300,661
USD	951,541	DKK	6,764,032	UBS AG	3/28/25	8,360
USD	919,722	DKK	6,570,553	UBS AG	3/28/25	3,519
USD	442,236	DKK	3,186,915	UBS AG	3/28/25	(2,149)
USD	455,387	DKK	3,285,277	UBS AG	3/28/25	(2,714)
USD	611,794	DKK	4,367,857	UBS AG	3/28/25	2,737
USD	1,347,794	DKK	9,558,361	UBS AG	3/28/25	14,969
EUR	1,479,065	USD	1,551,125	Bank of America N.A.	3/28/25	(12,936)
EUR	545,477	USD	563,691	Bank of America N.A.	3/28/25	3,591
EUR	695,631	USD	733,542	Bank of America N.A.	3/28/25	(10,105)
EUR	1,472,148	USD	1,539,221	Bank of America N.A.	3/28/25	(8,225)
EUR	438,703	USD	455,915	UBS AG	3/28/25	325
USD	4,432,312	EUR	4,203,431	Bank of America N.A.	3/28/25	60,853
USD	4,428,945	EUR	4,203,431	Goldman Sachs & Co.	3/28/25	57,487
USD	4,427,030	EUR	4,203,431	JPMorgan Chase Bank N.A.	3/28/25	55,572

USD	434,342	EUR	420,134	Morgan Stanley	3/28/25	(2,586)
USD	4,429,365	EUR	4,203,431	UBS AG	3/28/25	57,907
USD	729,118	EUR	700,052	UBS AG	3/28/25	1,082
USD	1,395,108	EUR	1,341,642	UBS AG	3/28/25	(165)
USD	427,354	EUR	414,372	UBS AG	3/28/25	(3,582)
USD	745,562	EUR	714,119	UBS AG	3/28/25	2,896
USD	584,078	EUR	559,278	UBS AG	3/28/25	2,444
						$510,194

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
DKK	–	Danish Krone
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,090,610,680	$39,567,633	—
Exchange-Traded Funds	31,955,676	—	—
Short-Term Investments	36,852	12,815,907	—
	$4,122,603,208	$52,383,540	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$580,080	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$69,886	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.